INCOME TAX (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 55,927	$ 54,622
Deferred tax liabilities	(215,782)	(222,241)
Net deferred tax liabilities	(159,855)	(167,619)
Net deferred tax liabilities	(159,855)	(167,619)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	167,619	191,668
Deferred income tax (recovery) expense through income statement	(10,057)	(24,831)
Deferred income tax expense through equity	2,293	782
Ending balance	159,855	167,619
Reclamation and closure cost obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15,011	14,942
Carried forward tax loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16,043	3,552
Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	16,747	13,286
Deductibility of resource taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	154	2,406
Lease Obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,972	8,374
Other deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		86
Mineral properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(193,646)	(202,087)
Mining and foreign withholding taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,124)	(3,524)
Equipment and buildings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		11,976
Deferred tax liabilities	(5,941)
Convertible debenture
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(406)	(831)
Inflation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(598)	(4,306)
Other deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (14,067)	$ (11,493)